Stock-Based Compensation and Other Benefit Plans - Summary of Assumptions Used to Calculated Fair Value Utilizing Black-Scholes Pricing Model (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
2008 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility		20.00%	21.60%
Expected dividend yield		0.00%	0.00%
Expected term (years)		7 years 6 months	7 years 6 months
Expected term (years) of directors' options immediately vested	4 years 7 months 28 days	4 years 6 months 29 days
Risk-free interest rate		1.94%
Risk-free interest rate, minimum			0.94%
Risk-free interest rate, maximum			1.84%
Weighted average grant date fair value		$ 3.58	$ 3.78
2017 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	23.00%	20.00%
Expected dividend yield	0.00%	0.00%
Expected term (years)	7 years 6 months	7 years 6 months
Expected term (years) of directors' options immediately vested	8 years 7 months 28 days	9 years 1 month 24 days
Risk-free interest rate, minimum	2.36%	1.76%
Risk-free interest rate, maximum	2.81%	1.95%
Weighted average grant date fair value	$ 6.75	$ 3.44
2017 Stock Plan | Director
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility		16.20%
Expected term (years) of directors' options immediately vested		5 years